Summary of Vehicles and Equipment on Operating Lease (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ 3,709,560	¥ 3,038,011
Less - Accumulated depreciation	(808,764)	(749,238)
Less - Allowance for credit losses	(7,220)	(8,020)
Vehicles and equipment on operating leases, net	2,893,576	2,280,753
Vehicles
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	3,674,969	2,999,294
Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	129,029	104,351
Deferred income and other
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ (94,438)	¥ (65,634)